Description of Business and Segmented Disclosures - Geographical (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	$ 13,463	$ 20,047
Royalties	(191)	(323)
Marketing and Other Contra Revenue Items	29	178
Revenues, net of royalties	13,301	19,902
Restricted cash – non-current	164	142
Exploration and evaluation assets (note 8)	46	643
Property, plant and equipment, net	13,496	23,623
Right-of-use assets	698	1,202	$ 1,767
Goodwill (note 11)	0	656		$ 690
Investment in joint ventures (note 12)	457	1,182
Long-term income taxes receivable	202	212
Net deferred tax assets	1,328	0
Other assets (note 14)	166	524
Non-current assets	16,557	28,184
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	5,648	8,734
Royalties	122	263
Marketing and Other Contra Revenue Items	11	(155)
Revenues, net of royalties	5,515	8,626
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	0	599
Property, plant and equipment, net	7,893	14,630
Right-of-use assets	616	1,044
Goodwill (note 11)	0	0
Investment in joint ventures (note 12)	0	666
Long-term income taxes receivable	202	212
Net deferred tax assets	1,127	0
Other assets (note 14)	30	47
Non-current assets	9,868	17,198
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	6,636	10,253
Royalties	0	0
Marketing and Other Contra Revenue Items	(40)	(23)
Revenues, net of royalties	6,676	10,276
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	0	0
Property, plant and equipment, net	2,868	6,053
Right-of-use assets	81	156
Goodwill (note 11)	0	656
Investment in joint ventures (note 12)	0	0
Long-term income taxes receivable	0	0
Net deferred tax assets	187	0
Other assets (note 14)	119	458
Non-current assets	3,255	7,323
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,179	1,060
Royalties	(69)	(60)
Marketing and Other Contra Revenue Items	0	0
Revenues, net of royalties	1,110	1,000
Restricted cash – non-current	164	142
Exploration and evaluation assets (note 8)	41	39
Property, plant and equipment, net	2,735	2,938
Right-of-use assets	1	2
Goodwill (note 11)	0	0
Investment in joint ventures (note 12)	0	0
Long-term income taxes receivable	0	0
Net deferred tax assets	0	0
Other assets (note 14)	0	0
Non-current assets	2,941	3,121
Other International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Royalties	0	0
Marketing and Other Contra Revenue Items	0	0
Revenues, net of royalties	0	0
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	5	5
Property, plant and equipment, net	0	2
Right-of-use assets	0	0
Goodwill (note 11)	0	0
Investment in joint ventures (note 12)	457	516
Long-term income taxes receivable	0	0
Net deferred tax assets	14	0
Other assets (note 14)	17	19
Non-current assets	$ 493	$ 542